SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Short-term borrowings

	As of December 31,
	2023	2024
	$US	$US
Short-term borrowings
China Merchants Bank Shenzhen Branch (1)	37,184	1,223,405
Total	37,184	1,223,405

(1)

On June 30, 2023, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB300,000 (equivalent to US$42,316) with an annual interest of 3.85% and the balance has been fully repaid on July 1, 2024.

On June 26, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB500,000 (equivalent to US$69,510) with an annual interest of 3.10% and the balance has been fully repaid on December 26, 2024.

On October 18, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB5,000,000 (equivalent to US$695,091) with an annual interest of 3.00% and the balance has been fully repaid on January 20, 2025.

On November 29, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB4,500,000 (equivalent to US$625,582) with an annual interest of 2.90% and the balance has been fully repaid on February 5, 2025.

These borrowings obtained in 2024 were all guaranteed by related parties, Ning Ding and Baozhen Zhu.